UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Item 1. Reports to Stockholders.

UBS S&P 500 Index Fund
Semiannual Report
November 30, 2008

UBS S&P 500 Index Fund

January 15, 2009

Dear shareholder,
We present you with the semiannual report for UBS S&P 500 Index Fund (the “Fund”) for the six months ended November 30, 2008.

Performance
The Fund seeks to accomplish its investment goal by buying and holding substantially all of the common stocks making up the S&P 500 Index (the “Index”). Over the six months ended November 30, 2008, the Fund’s Class A shares declined by 35.39% net of expenses and before deducting any sales charges (after deducting maximum sales charges, the shares declined 37.02%). These results slightly underperformed the 35.20% decline of the Index. The Fund’s underperformance versus the Index is largely attributable to the effect of fees and expenses embedded in the Fund that are not embedded in the Index. During the same period, the median return for the Lipper S&P 500 Index Objective Funds category declined 35.34%. (Returns for all share classes over various time periods are shown in “Performance at a glance” on pages 6 and 7.)
UBS S&P 500 Index Fund
Investment goal:
Replicate the total return of
the S&P 500 Index, before
fees and expenses

Portfolio Managers:
Portfolio Management Team,
including Ian Ashment
UBS Global Asset
Management (Americas) Inc.

Commencement:
Class A—October 2, 1998
Class B—November 7, 2003
Class C—October 7, 1998
Class C-2—November 7, 2003
Class Y—December 31, 1997

Dividend payments:
Annually, if any

An interview with Lead Portfolio Manager Ian Ashment
Q.	How would you describe the economic environment during the reporting period?
A.	US economic growth weakened during the six-month reporting period. At the beginning of 2008, there were fears that the US economy was contracting. However, US gross domestic product (“GDP”) grew a surprising 0.9% during the first quarter of 2008. The Commerce Department then reported that second quarter 2008 GDP growth accelerated to 2.8%. This relatively strong showing was due in part to rising exports and the declining dollar, which made US goods more attractive overseas. In addition, consumer spending strengthened, helped by the government’s tax rebate program.

UBS S&P 500 Index Fund

Economic growth then significantly weakened in the third quarter of 2008. Given a sharp decline in personal spending, intensification of the credit crunch and ongoing housing market weakness, third quarter GDP growth was -0.5%.

The National Bureau of Economic Research (NBER) recently announced that a recession began back in December 2007. The NBER defines a recession as being “a significant decline in economic activity, lasting more than a few months, normally visible in production, employment, real income and other indicators.”

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment and the issues in the subprime mortgage market?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a deep and prolonged recession. As the fallout from subprime mortgages escalated, the Fed moved into action, pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations. For example, in March 2008—prior to the beginning of the reporting period—the Fed established a new lending program allowing certain brokerage firms to take loans from its discount window. During the month, it also orchestrated the purchase of Bear Stearns by JPMorgan Chase.

As the year progressed, the Fed pumped billions of dollars into the financial system in an attempt to stabilize the markets following Lehman Brothers’ bankruptcy. It also announced an $85 billion rescue plan for insurance giant AIG. The US Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac and introduced its Troubled Assets Rescue Program—the implementation of which continues to evolve.

The Fed also reduced the federal funds rate on two occasions during the reporting period. Due to inflationary pressures, the Fed held interest rates steady from April through September 2008. However, with the global financial crisis rapidly escalating, the Fed moved into action in October 2008. It first lowered rates on October 8, as the Fed joined several other central banks from around the world in a coordinated interest rate cut. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29. Together, these cuts brought the federal funds rate to 1.0%.

UBS S&P 500 Index Fund

Then, on December 16, after the reporting period ended, the Fed again reduced the rate, bringing it to a historic low. Citing the need to promote the resumption of sustainable economic growth and to preserve price stability in strained financial markets, the Fed cut the rate to a range of 0.0% to 0.25%, pledging to use “all available tools” to revive the US economy.

Q.	What were some of the trends that drove stock prices lower during the reporting period?
A.	There was no shortage of factors causing stock prices to fall sharply during the reporting period. Increasing concerns regarding the economy, falling corporate profits, turmoil in the financial markets, a severe credit crunch, deleveraging and a lack of liquidity caused stock prices to plunge. During much of the period, investor risk aversion increased and investors flocked to the safety of US Treasuries. During these periods, investors indiscriminately sold assets that were perceived to be risky, regardless of their underlying fundamentals.

The period got off to a difficult start given fears of impending stagflation, as growth sputtered and inflation moved higher. In addition, the Fed indicated that its next move could be to raise, not lower interest rates. This served to drag the Index down 8.43% in June. This marked its worst monthly performance since September 2002 and the Index’s worst month of June since 1930.

After treading water in July and a brief rally in August, the Index then fell sharply during each of the last three months in the reporting period. September’s 8.91% Index decline was triggered, in part, by the bankruptcy of Lehman Brothers. The fallout from its demise quickly spread throughout the global financial markets and served to undermine already fragile investor confidence. The market’s descent then accelerated in October, as the Index plunged a staggering 16.80%, followed by an additional 7.18% decline in November. All told, during the six-month reporting period, the Index fell 35.20%—its worst calendar year return since the depths of the Great Depression.

Q.	Can you describe some of the sectors and stocks that performed well, and some of those that didn’t, during the reporting period?
A.	There was virtually no place to hide in terms of the US stock market during the reporting period. All 10 sectors within the Index declined, with the materials (-49.1%), financials (-47.9%) and information technology (-41.7%) sectors generating the worst results. The

UBS S&P 500 Index Fund

best-performing sectors—consumer staples, health care and utilities—are generally considered defensive in nature, yet they lost 14.2%, 21.1% and 26.0%, respectively, during the reporting period.

In terms of individual stocks, only a small handful generated a positive return during the six-month reporting period and more than 150 of the companies in the Index fell more than 50%. Washington Mutual, Lehman Bros. Holdings, General Growth Properties, Freddie Mac, Fannie Mae, and American International Group (AIG) were the worst performers during the reporting period. In contrast, Apollo Group, Barr Pharmaceuticals, Family Dollar Stores, Rohm & Haas, UST, and Amgen generated the strongest absolute results.

Q.	From a style standpoint, which tended to perform better: growth or value stocks?
A.	During the six-month reporting period, growth stocks underperformed value stocks. The Russell 1000 Growth Index, which measures the performance of the large-cap growth segment of the US equity universe, declined 38.30%. This represented a larger drop than that of the Russell 1000 Value Index, which measures the performance of the large-cap value segment of the US equity universe. It posted a loss of 34.83% over the reporting period.

From a market capitalization perspective, small-cap stocks outperformed their large- and mid-cap counterparts. Over the six-month period, the Russell 2000 Index, which tracks small-cap stocks, declined 36.26%, as compared to the large-cap Russell 1000 Index and the Russell Midcap Index, which declined 36.58% and 44.12%, respectively.

Q.	What is your outlook for the economy?
A.	Given the ongoing credit crunch, the still-slowing housing market and a weakening labor market, we believe that the US economy could continue to contract in the upcoming months. While the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain elevated. Despite the stock market’s poor performance during the reporting period, we continue to believe that stocks remain attractive for long-term investors as part of their overall portfolios.

UBS S&P 500 Index Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS Funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS S&P 500 Index Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.

Ian Ashment
Lead Portfolio Manager
UBS S&P 500 Index Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2008, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

S&P 500® is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

*	Mutual funds are sold by prospectus only. You should read the prospectus carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS S&P 500 Index Fund

Performance at a glance (unaudited)

Average annual total returns for periods ended 11/30/08

						Since
		6 months	1 year	5 years	10 years	inception°

	Class A(1)	(35.39)%	(38.46)%	(2.02)%	(1.58)%	0.05%

	Class B(2)	(35.50)	(38.69)	(2.41)	N/A	(2.28)

Before deducting	Class C(3)	(35.61)	(38.89)	(2.75)	(2.32)	(0.68)
maximum sales charge
	Class C-2(4)	(35.54)	(38.74)	(2.42)	N/A	(2.30)

	Class Y(5)	(35.28)	(38.27)	(1.77)	(1.34)	0.51

	Class A(1)	(37.02)	(39.98)	(2.52)	(1.83)	(0.20)

After deducting	Class B(2)	(37.43)	(40.47)	(2.59)	N/A	(2.47)
maximum sales charge
	Class C(3)	(36.25)	(39.48)	(2.75)	(2.32)	(0.68)

	Class C-2(4)	(35.96)	(39.13)	(2.42)	N/A	(2.30)

S&P 500 Index(6)		(35.20)	(38.09)	(1.39)	(0.93)	0.94

Lipper S&P 500 Index
Objective Funds median(7)		(35.34)	(38.37)	(1.81)	(1.33)	0.59

For the Fund’s most recent quarter-end performance information, please refer to the “Average annual total return” table on page 7.
°	Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds median are calculated as of December 31, 1997, which is the inception date of the oldest share class (Class Y).
(1)	Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.
(2)	Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
(3)	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
(4)	Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.
(5)	The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.
(6)	The S&P 500 Index is an unmanaged, weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment. Investors should note that indices do not reflect fees and expenses.
(7)	Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.
Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS S&P 500 Index Fund

Performance at a glance (unaudited) (concluded)

Average annual total returns for periods ended 12/31/08

						Since
		6 months	1 year	5 years	10 years	inception°

	Class A(1)	(28.58)%	(37.26)%	(2.77)%	(2.01)%	0.16%

	Class B(2)	(28.70)	(37.48)	(3.15)	N/A	(2.03)

Before deducting	Class C(3)	(28.82)	(37.72)	(3.50)	(2.74)	(0.57)
maximum sales charge
	Class C-2(4)	(28.76)	(37.54)	(3.17)	N/A	(2.04)

	Class Y(5)	(28.52)	(37.12)	(2.55)	(1.78)	0.61

	Class A(1)	(30.36)	(38.82)	(3.26)	(2.26)	(0.09)

After deducting	Class B(2)	(30.81)	(39.33)	(3.34)	N/A	(2.21)
maximum sales charge
	Class C(3)	(29.53)	(38.33)	(3.50)	(2.74)	(0.57)

	Class C-2(4)	(29.22)	(37.94)	(3.17)	N/A	(2.04)

°	Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares.
(1)	Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.
(2)	Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
(3)	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
(4)	Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.
(5)	The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2008 to November 30, 2008.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited) (concluded)

			Ending	Expenses paid	Expense
		Beginning	account value	during period(1)	ratio
		account value	November 30,	06/01/08 to	during the
		June 1, 2008	2008	11/30/08	period

Class A	Actual	$1,000.00	$646.10	$2.89	0.70%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,021.56	3.55	0.70%

Class B	Actual	1,000.00	645.00	4.54	1.10%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.55	5.57	1.10%

Class C	Actual	1,000.00	643.90	5.98	1.45%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,017.80	7.33	1.45%

Class C-2	Actual	1,000.00	644.60	4.54	1.10%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.55	5.57	1.10%

Class Y	Actual	1,000.00	647.20	1.86	0.45%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,022.81	2.28	0.45%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

UBS S&P 500 Index Fund

Portfolio statistics (unaudited)

Characteristics	11/30/08			05/31/08			11/30/07

Net assets (mm)	$117.3			$189.8			$203.0

Number of securities	500			500			494

Portfolio composition(1)	11/30/08			05/31/08			11/30/07

Common stocks	98.6%			98.5%			99.2%

Futures	(0.0	)(2)		(0.0	)(2)		(0.0	)(2)

Cash equivalents and
other assets less liabilities	1.4			1.5			0.8

Total	100.0%			100.0%			100.0%

Top five sectors(1)	11/30/08			05/31/08			11/30/07

			Information
Information technology	14.6%		technology	16.3%		Financials	18.5%

						Information
Energy	13.7		Financials	15.9		technology	16.1

Health care	13.5		Energy	13.6		Health care	11.9

Financials	13.3		Industrials	12.0		Industrials	11.9

Industrials	11.5		Health care	11.0		Energy	11.4

Total	66.6%			68.8%			69.8%

Top ten equity
holdings(1)	11/30/08			05/31/08			11/30/07

Exxon Mobil	5.3%		Exxon Mobil	3.8%		Exxon Mobil	3.8%

Procter & Gamble	2.5		General Electric	2.5		General Electric	3.0

General Electric	2.3		AT&T	1.9		Microsoft	2.1

AT&T	2.1		Microsoft	1.8		AT&T	1.8

Johnson & Johnson	2.1		Chevron	1.7		Procter & Gamble	1.8

Chevron	2.0		Procter & Gamble	1.6		Bank of America	1.5

Microsoft	2.0		Johnson & Johnson	1.5		Johnson & Johnson	1.5

			International
Wal-Mart Stores	1.6		Business Machines	1.4		Chevron	1.4

JPMorgan Chase	1.5		Apple	1.3		Cisco	1.3

International Business
Machines	1.4		Cisco	1.3		Citigroup	1.3

Total	22.8%			18.8%			19.5%

(1)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is managed to track the S&P 500 Index, and its composition will vary over time.

(2)	Weightings represent less than 0.05% of net assets as of the date indicated.

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—98.56%

	Number of
Security description	shares	Value

Aerospace & defense—2.59%
Boeing Co.	10,900	$464,667

General Dynamics Corp.	5,700	294,519

Goodrich Corp.	2,300	77,395

Honeywell International,
Inc.	10,900	303,674

L-3 Communications
Holdings, Inc.	1,700	114,189

Lockheed Martin Corp.	4,900	377,839

Northrop Grumman Corp.	4,700	192,465

Precision Castparts Corp.	2,000	125,400

Raytheon Co.	6,100	297,680

Rockwell Collins, Inc.(1)	2,600	88,608

United Technologies Corp.	14,400	698,832

		3,035,268

Air freight & couriers—1.12%
Expeditors International of
Washington, Inc.	3,000	100,290

FedEx Corp.	4,500	317,925

Ryder System, Inc.	1,000	35,910

United Parcel Service,
Inc., Class B	14,900	858,240

		1,312,365

Airlines—0.08%
Southwest Airlines Co.	10,300	89,095

Auto components—0.15%
Goodyear Tire &
Rubber Co.*	2,400	15,432

Johnson Controls, Inc.	9,100	160,706

		176,138

Automobiles—0.11%
Ford Motor Co.(1),*	29,900	80,431

General Motors Corp.(1)	9,400	49,256

		129,687

Banks—4.93%
Bank of America Corp.(1)	74,207	1,205,864

BB&T Corp.(1)	8,100	242,757

	Number of
Security description	shares	Value

Banks—(concluded)
Comerica, Inc.(1)	1,800	$40,590

Fifth Third Bancorp(1)	8,300	79,348

First Horizon National
Corp.(1)	2,267	24,234

Hudson City Bancorp, Inc.	7,900	132,009

Huntington Bancshares,
Inc.(1)	5,600	44,800

KeyCorp(1)	6,400	60,032

M&T Bank Corp.(1)	1,100	70,675

National City Corp.(1)	25,500	51,255

Northern Trust Corp.	3,200	146,848

People’s United Financial,
Inc.(1)	4,300	82,001

PNC Financial Services
Group(1)	5,100	269,127

Regions Financial Corp.(1)	10,923	111,305

Sovereign Bancorp,
Inc.(1),*	6,035	14,907

SunTrust Banks, Inc.(1)	5,400	171,342

The Bank of New York
Mellon Corp.	17,391	525,382

US Bancorp, Inc.(1)	26,100	704,178

Wachovia Corp.(1)	31,548	177,300

Wells Fargo & Co.	54,300	1,568,727

Zions Bancorp(1)	1,900	60,591

		5,783,272

Beverages—2.59%
Brown-Forman Corp.,
Class B	1,625	71,321

Coca-Cola Co.	29,500	1,382,665

Coca-Cola Enterprises,
Inc.	4,400	40,392

Constellation Brands,
Inc., Class A*	3,300	42,108

Dr. Pepper Snapple Group,
Inc.*	3,200	51,648

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Beverages—(concluded)
Molson Coors Brewing Co.,
Class B(1)	2,100	$93,387

Pepsi Bottling Group, Inc.	2,200	39,798

PepsiCo, Inc.	23,200	1,315,440

		3,036,759

Biotechnology—2.00%
Amgen, Inc.*	15,500	860,870

Biogen Idec, Inc.*	4,200	177,702

Celgene Corp.*	6,700	349,070

Cephalon, Inc.(1),*	800	58,784

Genzyme Corp.*	3,900	249,678

Gilead Sciences, Inc.*	13,700	613,623

Life Technologies Corp.*	1,372	35,819

		2,345,546

Building products—0.05%
Masco Corp.	5,900	56,522

Chemicals—1.87%
Air Products & Chemicals,
Inc.	3,200	152,832

CF Industries Holdings,
Inc.	600	31,578

Dow Chemical Co.	13,500	250,425

Eastman Chemical Co.(1)	1,200	39,480

Ecolab, Inc.	2,800	107,492

E.I. du Pont de
Nemours & Co.	13,200	330,792

International Flavors &
Fragrances, Inc.	1,100	33,594

Monsanto Co.	8,200	649,440

PPG Industries, Inc.	2,300	101,016

Praxair, Inc.	4,900	289,345

Rohm & Haas Co.	1,700	116,297

Sigma-Aldrich Corp.(1)	2,000	86,220

		2,188,511

	Number of
Security description	shares	Value

Commercial services & supplies—1.47%
Allied Waste Industries,
Inc.*	4,000	$42,960

Apollo Group, Inc.,
Class A(1),*	1,800	138,312

Automatic Data Processing,
Inc.(1)	7,600	312,056

Avery Dennison Corp.(1)	1,500	46,650

C.H. Robinson Worldwide,
Inc.	2,800	143,024

Cintas Corp.	1,400	33,628

Equifax, Inc.	2,000	50,900

Fiserv, Inc.*	1,900	64,866

H&R Block, Inc.(1)	5,200	99,476

MasterCard, Inc., Class A	1,000	145,300

Monster Worldwide,
Inc.(1),*	2,200	25,234

Paychex, Inc.	4,700	132,822

Pitney Bowes, Inc.	3,500	86,485

R.R. Donnelley & Sons Co.	3,800	48,488

Robert Half International,
Inc.	2,900	60,581

Stericycle, Inc.(1),*	1,000	57,300

Total System Services, Inc.	2,613	37,287

Waste Management, Inc.	6,700	195,640

		1,721,009

Communications equipment—2.43%
CIENA Corp.(1),*	1,300	9,620

Cisco Systems, Inc.*	86,300	1,427,402

Corning, Inc.(1)	23,900	215,339

Harris Corp.	1,700	59,296

Juniper Networks, Inc.*	7,700	133,826

Motorola, Inc.(1)	35,800	154,298

Qualcomm, Inc.	24,400	819,108

Tellabs, Inc.*	8,000	33,360

		2,852,249

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Computers & peripherals—4.18%
Apple, Inc.*	13,200	$1,223,244

Dell, Inc.*	24,900	278,133

EMC Corp.(1),*	31,100	328,727

Hewlett-Packard Co.	36,300	1,280,664

International Business
Machines Corp.	20,100	1,640,160

Lexmark International,
Inc.(1),*	1,100	28,798

NetApp, Inc.*	4,100	55,350

SanDisk Corp.*	3,500	28,000

Teradata Corp.*	2,900	38,947

		4,902,023

Construction & engineering—0.16%
Fluor Corp.	2,600	118,404

Jacobs Engineering Group,
Inc.(1),*	1,500	67,155

		185,559

Construction materials—0.08%
Vulcan Materials Co.(1)	1,600	95,968

Containers & packaging—0.16%
Ball Corp.	1,500	54,675

Bemis Co., Inc.(1)	1,100	29,722

Pactiv Corp.*	2,300	57,477

Sealed Air Corp.	3,000	47,490

		189,364

Diversified financials—5.12%
American Capital Ltd.(1)	2,600	11,024

American Express Co.	16,700	389,277

Ameriprise Financial, Inc.	3,560	65,718

Capital One Financial
Corp.(1)	5,649	194,382

Charles Schwab Corp.(1)	13,900	254,787

CIT Group, Inc.(1)	3,300	11,022

Citigroup, Inc.	79,100	655,739

CME Group, Inc.	1,000	211,950

Discover Financial Services	8,500	86,955

	Number of
Security description	shares	Value

Diversified financials—(concluded)
E*TRADE Financial
Corp.(1),*	7,100	$9,585

Federated Investors,
Inc., Class B	1,000	19,850

Fidelity National
Information Services, Inc.	2,700	46,386

Franklin Resources, Inc.	2,400	145,800

Goldman Sachs Group, Inc.	6,360	502,376

IntercontinentalExchange,
Inc.*	1,000	73,600

Invesco Ltd.(1)	5,300	66,515

Janus Capital Group, Inc.	3,300	26,895

JPMorgan Chase & Co.	54,435	1,723,412

Legg Mason, Inc.(1)	2,100	37,842

Marshall & Ilsley Corp.(1)	4,200	64,890

Merrill Lynch & Co., Inc.	22,300	294,806

Moody’s Corp.(1)	3,200	69,472

Morgan Stanley & Co.,
Inc.(1)	16,400	241,900

NYSE Euronext, Inc.(1)	3,800	90,478

Principal Financial Group,
Inc.	4,300	59,383

SLM Corp.(1),*	6,500	59,865

State Street Corp.	6,300	265,293

The Nasdaq OMX Group,
Inc.*	1,500	32,250

T. Rowe Price Group,
Inc.(1)	4,100	140,261

Western Union Co.	11,700	155,259

		6,006,972

Diversified telecommunication services—3.69%
AT&T, Inc.	87,115	2,488,005

CenturyTel, Inc.(1)	1,900	50,464

Embarq Corp.	2,694	87,932

Frontier Communications
Corp.(1)	6,000	52,320

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Diversified telecommunication services—(concluded)
JDS Uniphase Corp.*	3,975	$10,812

Qwest Communications
International, Inc.(1)	25,600	81,920

Sprint Corp.	44,899	125,268

Verizon Communications	42,100	1,374,565

Windstream Corp.	5,734	50,803

		4,322,089

Electric utilities—3.50%
Allegheny Energy, Inc.	2,800	98,700

Ameren Corp.	2,900	103,182

American Electric Power
Co., Inc.	5,500	172,095

CMS Energy Corp.(1)	4,300	43,688

Consolidated Edison, Inc.	3,700	149,443

Constellation Energy
Group, Inc.	2,700	66,069

Dominion Resources, Inc.	8,600	316,652

DTE Energy Co.	2,800	104,132

Dynegy, Inc., Class A(1),*	6,700	14,941

Edison International, Inc.	4,900	163,660

Entergy Corp.	2,700	229,770

Exelon Corp.	9,900	556,479

FirstEnergy Corp.	4,700	275,326

FPL Group, Inc.	5,900	287,684

Pepco Holdings, Inc.(1)	2,600	46,774

PG&E Corp.	4,900	186,396

Pinnacle West Capital Corp.	1,600	48,640

PPL Corp.(1)	5,400	183,006

Progress Energy, Inc.(1),(2)	4,300	138,915

Public Service Enterprise
Group, Inc.	8,200	253,380

Southern Co.	11,700	424,944

TECO Energy, Inc.(1)	4,100	53,300

Wisconsin Energy Corp.	1,700	73,882

	Number of
Security description	shares	Value

Electric utilities—(concluded)
Xcel Energy, Inc.	5,800	$109,098

		4,100,156

Electrical equipment—0.60%
Cooper Industries Ltd.,
Class A	2,800	67,592

Emerson Electric Co.	11,200	401,968

Molex, Inc.(1),*	2,300	31,280

Rockwell Automation, Inc.	2,700	84,105

Tyco Electronics Ltd.	7,225	119,068

		704,013

Electronic equipment & instruments—0.41%
Agilent Technologies, Inc.*	5,400	101,682

Amphenol Corp., Class A	2,100	48,762

Jabil Circuit, Inc.	3,400	22,372

PerkinElmer, Inc.	1,700	30,702

Thermo Electron Corp.(1),*	5,800	206,944

Waters Corp.*	1,600	65,968

		476,430

Energy equipment & services—1.76%
Baker Hughes, Inc.	4,200	146,286

BJ Services Co.(1)	3,500	41,965

Cameron International
Corp.*	2,900	61,190

ENSCO International, Inc.	2,400	77,784

Halliburton Co.	13,000	228,800

Nabors Industries, Inc.(1),*	4,400	63,800

National-Oilwell Varco,
Inc.*	6,000	169,740

Noble Corp.	4,400	117,876

Rowan Cos., Inc.	1,900	32,965

Schlumberger Ltd.	17,800	903,172

Smith International, Inc.	3,300	96,492

Weatherford International
Ltd.*	10,000	127,700

		2,067,770

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Food & drug retailing—1.43%
CVS Corp.	21,624	$625,582

Kroger Co.	10,000	276,600

Safeway, Inc.	7,100	154,780

SUPERVALU, Inc.(1)	3,537	42,126

Sysco Corp.	8,900	208,705

Walgreen Co.	13,900	343,886

Whole Foods Market,
Inc.(1)	2,400	25,392

		1,677,071

Food products—1.79%
Archer-Daniels-Midland
Co.(1)	9,600	262,848

Campbell Soup Co.	3,200	102,560

ConAgra Foods, Inc.	7,300	107,675

Dean Foods Co.*	2,200	32,032

General Mills, Inc.	5,000	315,850

Heinz, H.J. & Co.(1)	4,800	186,432

Kellogg Co.	3,500	152,005

Kraft Foods, Inc., Class A	22,774	619,680

McCormick & Co., Inc.	2,400	71,448

Sara Lee Corp.	10,800	99,144

The Hershey Co.(1)	2,100	75,600

The J.M. Smucker Co.	1,016	46,096

Tyson Foods, Inc., Class A(1)	4,900	32,879

		2,104,249

Gas utilities—0.51%
Integrys Energy Group,
Inc.(1)	1,200	53,016

Nicor, Inc.	400	16,312

NiSource, Inc.	3,500	42,175

Sempra Energy	3,700	172,679

Southwestern Energy Co.*	4,800	164,976

Spectra Energy Corp.	9,246	150,340

		599,498

	Number of
Security description	shares	Value

Health care equipment & supplies—2.07%
Baxter International, Inc.	9,200	$486,680

Becton, Dickinson and Co.	3,500	222,355

Boston Scientific Corp.*	21,115	130,280

C.R. Bard, Inc.	1,700	139,451

Covidien Ltd.	7,425	273,611

DENTSPLY International,
Inc.	1,900	49,552

Intuitive Surgical, Inc.(1),*	500	66,265

Medtronic, Inc.	16,900	515,788

Millipore Corp.(1),*	800	40,528

Patterson Cos., Inc.(1),*	2,000	37,640

St. Jude Medical, Inc.*	4,800	134,544

Stryker Corp.	3,600	140,112

Varian Medical Systems,
Inc.*	1,800	72,648

Zimmer Holdings, Inc.*	3,100	115,692

		2,425,146

Health care providers & services—1.61%
Aetna, Inc.	7,400	161,468

AmerisourceBergen Corp.	2,500	78,375

Cardinal Health, Inc.	4,900	159,348

CIGNA Corp.	4,800	58,128

Coventry Health Care, Inc.*	2,500	31,175

DaVita, Inc.*	1,200	60,300

Express Scripts, Inc.*	3,800	218,538

Humana, Inc.*	2,400	72,552

IMS Health, Inc.	3,300	43,395

Laboratory Corp. of

America Holdings*	1,500	95,040

McKesson Corp.	4,000	139,760

Quest Diagnostics, Inc.	2,400	111,768

Tenet Healthcare Corp.(1),*	8,000	9,680

UnitedHealth Group, Inc.	17,400	365,574

WellPoint, Inc.(1),*	7,800	277,680

		1,882,781

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Hotels, restaurants & leisure—1.39%
Carnival Corp.	6,100	$128,100

Darden Restaurants, Inc.	2,200	40,238

International Game
Technology	5,400	57,834

Marriott International,
Inc., Class A	3,600	60,444

McDonald’s Corp.	16,800	987,000

Starbucks Corp.*	11,500	102,695

Starwood Hotels & Resorts
Worldwide, Inc., Class B	2,600	43,836

Wyndham Worldwide
Corp.(1)	3,540	16,921

Wynn Resorts Ltd.(1),*	600	23,892

Yum! Brands, Inc.	6,400	172,416

		1,633,376

Household durables—0.41%
Black & Decker Corp.(1)	1,200	50,928

Centex Corp.	1,900	17,404

D.R. Horton, Inc.	4,200	28,854

Fortune Brands, Inc.	2,300	86,940

Harman International
Industries, Inc.	1,000	15,050

KB Home(1)	1,400	16,282

Leggett & Platt, Inc.(1)	2,700	39,420

Lennar Corp., Class A(1)	2,100	14,931

Newell Rubbermaid, Inc.	4,700	62,792

Pulte Homes, Inc.(1)	3,400	36,210

Snap-on, Inc.	600	21,630

Stanley Works	1,200	38,148

Whirlpool Corp.(1)	1,300	51,194

		479,783

Household products—3.26%
Clorox Co.(1)	2,000	118,320

Colgate-Palmolive Co.	7,500	488,025

	Number of
Security description	shares	Value

Household products—(concluded)
Kimberly Clark Corp.	5,900	$340,961

Procter & Gamble Co.	44,781	2,881,657

		3,828,963

Industrial conglomerates—3.11%
3M Co.	10,400	696,072

General Electric Co.	154,500	2,652,765

Reynolds American, Inc.	2,300	94,484

Textron, Inc.	4,000	60,920

Tyco International Ltd.	6,925	144,732

		3,648,973

Insurance—2.42%
AFLAC, Inc.	7,200	333,360

Allstate Corp.	8,200	208,608

American International
Group, Inc.(1)	40,800	82,008

AON Corp.	4,300	194,790

Assurant, Inc.	1,400	30,478

Chubb Corp.	5,000	256,800

Cincinnati Financial
Corp.(1)	2,965	86,697

Genworth Financial,
Inc., Class A	6,100	8,845

Hartford Financial Services
Group, Inc.(1)	4,900	41,405

Leucadia National Corp.(1)	2,100	41,055

Lincoln National Corp.	3,745	51,419

Loews Corp.	5,886	161,217

Marsh & McLennan Cos.,
Inc.	7,000	178,500

MBIA, Inc.(1)	1,900	11,115

Metlife, Inc.	11,100	319,236

Progressive Corp.(1)	10,100	151,702

Prudential Financial, Inc.	6,700	145,390

The Travelers Cos., Inc.	8,700	379,755

Torchmark Corp.(1)	1,600	57,840

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Insurance—(concluded)
UnumProvident Corp.(1)	5,500	$81,950

XL Capital Ltd., Class A(1)	3,000	15,090

		2,837,260

Internet & catalog retail—0.38%
Amazon.com, Inc.*	4,900	209,230

eBay, Inc.*	16,500	216,645

Expedia, Inc.*	2,700	22,680

		448,555

Internet software & services—1.15%
Akamai Technologies, Inc.*	2,400	29,448

Google, Inc., Class A*	3,515	1,029,755

Nortel Networks Corp.*	220	125

VeriSign, Inc.*	2,900	62,611

Yahoo!, Inc.(1),*	19,400	223,294

		1,345,233

IT consulting & services—0.20%
Affiliated Computer Services,
Inc.*	1,500	60,675

Cognizant Technology
Solutions Corp., Class A*	4,000	76,800

Computer Sciences Corp.*	1,900	52,934

Sun Microsystems,
Inc.(1),*	13,600	43,112

		233,521

Leisure equipment & products—0.16%
Eastman Kodak Co.	4,400	33,308

Harley-Davidson, Inc.	3,000	51,030

Hasbro, Inc.	1,500	40,200

Mattel, Inc.	4,900	66,983

		191,521

Machinery—1.52%
Caterpillar, Inc.(1)	8,900	364,811

Cummins, Inc.	3,200	81,856

Danaher Corp.	3,800	211,432

Deere & Co.(1)	6,300	219,303

	Number of
Security description	shares	Value

Machinery—(concluded)
Dover Corp.	3,200	$95,456

Eaton Corp.	2,500	115,850

Flowserve Corp.	600	30,198

Illinois Tool Works, Inc.	5,500	187,660

Ingersoll Rand Co.,
Class A	4,860	76,205

ITT Industries, Inc.	2,500	104,650

Manitowoc Co., Inc.	1,700	13,396

PACCAR, Inc.	4,875	135,866

Pall Corp.	1,400	38,514

Parker-Hannifin Corp.	2,500	102,700

		1,777,897

Media—2.50%
CBS Corp., Class B	9,800	65,268

Comcast Corp., Class A(1)	43,050	746,487

Gannett Co., Inc.(1)	3,700	32,227

Interpublic Group Cos.,
Inc.*	7,000	28,630

McGraw-Hill Cos., Inc.	4,200	105,000

New York Times Co.,
Class A(1)	2,300	17,342

News Corp., Class A	35,200	278,080

Omnicom Group, Inc.	4,400	124,476

Scripps Networks
Interactive, Class A(1)	1,400	38,906

The DIRECTV Group,
Inc.(1),*	8,600	189,286

Time Warner, Inc.	53,300	482,365

Viacom Inc., Class B*	9,400	149,648

Walt Disney Co.(1)	28,100	632,812

Washington Post Co.,
Class B	100	39,590

		2,930,117

Metals & mining—0.81%
AK Steel Holding Corp.(1)	1,000	7,880

Alcoa, Inc.	10,900	117,284

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Metals & mining—(concluded)
Allegheny Technologies, Inc.	1,600	$36,720

Consol Energy, Inc.	3,000	86,910

Freeport-McMoRan Copper
& Gold, Inc., Class B	5,745	137,823

Massey Energy Co.(1)	600	9,372

Newmont Mining Corp.	6,800	228,820

Nucor Corp.	4,500	160,560

Peabody Energy Corp.	4,200	98,406

United States Steel Corp.(1)	2,000	60,800

		944,575

Multi-line retail—2.52%
Big Lots, Inc.*	800	14,016

Costco Wholesale Corp.	6,500	334,555

Family Dollar Stores, Inc.	2,200	61,116

J.C. Penney Co., Inc.
(Holding Co.)	2,700	51,273

Kohl’s Corp.(1),*	4,400	143,704

Macy’s, Inc.	6,812	50,545

Nordstrom, Inc.(1)	2,500	28,425

Sears Holdings Corp.(1),*	958	34,728

Target Corp.	11,300	381,488

Wal-Mart Stores, Inc.	33,200	1,855,216

		2,955,066

Multi-utilities—0.55%
AES Corp.(1),*	9,500	73,055

Centerpoint Energy, Inc.	4,700	60,771

Duke Energy Corp.	18,492	287,736

Questar Corp.	2,600	83,694

Williams Cos., Inc.	8,900	144,358

		649,614

Office electronics—0.08%
Xerox Corp.	13,700	95,763

Oil & gas—11.77%
Anadarko Petroleum
Corp.	7,100	291,455

Apache Corp.	5,000	386,500

	Number of
Security description	shares	Value

Oil & gas—(concluded)
Cabot Oil & Gas Corp.(1)	1,100	$32,967

Chesapeake Energy Corp.	7,500	128,850

Chevron Corp.	30,363	2,398,981

ConocoPhillips, Inc.	22,321	1,172,299

Devon Energy Corp.	6,500	470,210

El Paso Corp.	11,100	82,029

EOG Resources, Inc.	3,700	314,574

Exxon Mobil Corp.	76,888	6,162,573

Hess Corp.	4,100	221,564

Marathon Oil Corp.	10,260	268,607

Murphy Oil Corp.	3,000	132,150

Noble Energy, Inc.	2,600	135,928

Occidental Petroleum
Corp.	12,100	655,094

Pioneer Natural
Resources Co	1,100	22,088

Range Resources Corp.(1)	2,000	82,940

Sunoco, Inc.	1,600	63,584

Tesoro Corp.(1)	1,900	17,461

Transocean, Inc.*	4,748	317,546

Valero Energy Corp.	7,800	143,130

XTO Energy, Inc.	8,041	307,488

		13,808,018

Paper & forest products—0.20%
International Paper Co.	5,600	69,720

MeadWestvaco Corp.	3,200	37,312

Weyerhaeuser Co.(1)	3,400	127,908

		234,940

Personal products—0.15%
Avon Products, Inc.(1)	6,000	126,600

Estee Lauder Cos., Inc.,
Class A(1)	1,900	53,010

		179,610

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Pharmaceuticals—7.82%
Abbott Laboratories	22,700	$1,189,253

Allergan, Inc.	4,600	173,328

Barr Pharmaceuticals,
Inc.*	1,400	91,546

Bristol-Myers Squibb Co.	29,600	612,720

Eli Lilly & Co.	14,600	498,590

Forest Laboratories, Inc.*	4,200	101,556

Hospira, Inc.*	2,100	63,063

Johnson & Johnson	41,300	2,419,354

King Pharmaceuticals,
Inc.*	4,300	41,323

Medco Health Solutions,
Inc.*	7,700	323,400

Merck & Co., Inc.	32,000	855,040

Mylan Laboratories,
Inc.(1),*	3,400	31,994

Pfizer, Inc.	98,800	1,623,284

Schering-Plough Corp.	23,700	398,397

Watson Pharmaceuticals,
Inc.*	1,900	45,125

Wyeth	19,500	702,195

		9,170,168

Real estate—0.87%
Apartment Investment &
Management Co., Class A(1)	1,922	22,045

AvalonBay Communities,
Inc.(1)	1,100	66,737

Boston Properties, Inc.(1)	1,900	101,460

CB Richard Ellis Group,
Inc., Class A(1),*	2,900	13,224

Developers Diversified
Realty Corp.(1)	1,500	7,200

Equity Residential
Properties Trust	3,700	112,591

HCP, Inc.(1)	3,400	70,278

	Number of
Security description	shares	Value

Real estate—(concluded)
Host Hotels & Resorts,
Inc.(1)	7,900	$59,408

Kimco Realty Corp.(1)	3,000	42,450

Plum Creek Timber Co.,
Inc.(1)	3,000	106,770

ProLogis(1)	4,200	16,086

Public Storage, Inc.	2,000	139,780

Simon Property Group, Inc.	3,400	161,500

Vornado Realty Trust(1)	2,000	106,900

		1,026,429

Road & rail—1.01%
Burlington Northern
Santa Fe, Inc.	4,000	306,440

CSX Corp.	6,000	223,440

Norfolk Southern Corp.	5,700	281,979

Union Pacific Corp.	7,500	375,300

		1,187,159

Semiconductor equipment & products—2.04%
Advanced Micro Devices,
Inc.(1),*	7,900	18,644

Altera Corp.	4,200	61,782

Analog Devices, Inc.	4,400	75,240

Applied Materials, Inc.	21,300	204,054

Broadcom Corp.,
Class A*	6,250	95,687

Intel Corp.	82,600	1,139,880

KLA-Tencor Corp.(1)	2,300	43,263

Linear Technology Corp.	3,000	59,850

LSI Logic Corp.(1),*	11,000	29,480

MEMC Electronic
Materials, Inc.*	3,000	45,060

Microchip Technology,
Inc.(1)	2,700	49,950

Micron Technology,
Inc.(1),*	12,600	34,524

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value

Semiconductor equipment & products—(concluded)
National Semiconductor
Corp.	3,500	$38,500

Novellus Systems, Inc.*	1,800	22,302

NVIDIA Corp.*	8,100	60,507

QLogic Corp.(1),*	2,800	29,736

Teradyne, Inc.(1),*	2,600	9,854

Texas Instruments, Inc.	19,500	303,615

Xilinx, Inc.	4,000	65,440

		2,387,368

Software—3.54%
Adobe Systems, Inc.*	7,600	176,016

Autodesk, Inc.*	3,200	53,088

BMC Software, Inc.*	3,300	82,368

CA, Inc.	5,100	85,884

Citrix Systems, Inc.(1),*	2,800	74,648

Compuware Corp.*	5,300	33,655

Electronic Arts, Inc.*	4,500	85,770

Intuit, Inc.*	4,100	90,856

Microsoft Corp.	115,912	2,343,741

Novell, Inc.*	4,700	21,385

Oracle Corp.*	57,700	928,393

Salesforce.com, Inc.(1),*	1,000	28,620

Symantec Corp.(1),*	12,006	144,432

		4,148,856

Specialty retail—1.68%
Abercrombie & Fitch Co.,
Class A(1)	1,400	27,062

AutoNation, Inc.(1),*	2,576	21,999

AutoZone, Inc.*	800	87,376

Bed, Bath & Beyond, Inc.*	3,800	77,102

Best Buy Co., Inc.(1)	5,200	107,692

GameStop Corp.,
Class A(1),*	2,100	45,885

Gap, Inc.	7,000	91,140

Home Depot, Inc.(1)	24,975	577,172

	Number of
Security description	shares	Value

Specialty retail—(concluded)
Limited Brands(1)	3,900	$36,309

Lowe’s Cos., Inc.	21,400	442,124

Office Depot, Inc.*	4,900	9,653

RadioShack Corp.(1)	1,400	13,790

Sherwin-Williams Co.(1)	1,300	76,609

Staples, Inc.*	10,400	180,544

Tiffany & Co.	2,200	43,538

TJX Cos., Inc.	5,800	132,356

		1,970,351

Textiles & apparel—0.43%
Coach, Inc.*	4,900	87,710

Jones Apparel Group, Inc.	1,700	8,721

Liz Claiborne, Inc.	1,900	5,415

Nike, Inc., Class B(1)	5,700	303,525

Polo Ralph Lauren Corp.	800	34,560

V.F. Corp.	1,300	67,977

		507,908

Tobacco—1.77%
Altria Group, Inc.	30,600	492,048

Lorillard, Inc.	2,399	144,972

Philip Morris
International, Inc.	30,300	1,277,448

UST, Inc.	2,300	158,125

		2,072,593

Trading companies & distributors—0.22%
Fastenal Co.(1)	1,900	73,169

Genuine Parts Co.	2,700	105,705

W.W. Grainger, Inc.	1,200	84,684

		263,558

Wireless telecommunication services—0.14%
American Tower Corp.,
Class A*	6,000	163,440

Total common stocks
(cost—$135,774,420)		115,586,125

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

	Face
Security description	amount	Value

Repurchase agreement—1.02%

Repurchase agreement dated 11/28/08 with State Street Bank & Trust Co., 0.080% due 12/01/08, collateralized by $1,219,093 US Treasury Bills, zero coupon due 02/19/09 to 05/28/09; (value—$1,218,912); proceeds: $1,195,008 (cost—$1,195,000)	$1,195,000	$1,195,000

	Number of
	shares

Investments of cash collateral from securities loaned—9.94%

Money market fund(3)—9.94%

UBS Private Money Market Fund LLC(4)
1.179%
(cost—$11,653,903)	11,653,903	11,653,903

Total investments (cost—$148,623,323)—109.52%		128,435,028

Liabilities in excess of other assets—(9.52)%		(11,158,446)

Net assets—100.00%		$117,276,582

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at November 30, 2008.
(2)	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.
(3)	Rate shown reflects yield at November 30, 2008.
(4)	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended November 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		six months	six months		six months
	Value at	ended	ended	Value at	ended
Security description	05/31/08	11/30/08	11/30/08	11/30/08	11/30/08

UBS Private Money
Market Fund LLC	$329	$13,681,687	$2,028,113	$11,653,903	$3,762

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2008 (unaudited)

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost	value	depreciation

35	S&P 500 E-Mini 500
	Index Futures	December 2008	$1,615,830	$1,566,775	$(49,055)

Issuer breakdown by country or territory of origin

Percentage of total investments

United States	98.1%

Bermuda	0.7

Netherlands Antilles	0.7

Cayman Islands	0.4

Panama	0.1

Total	100.0%

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2008 (unaudited)

Assets:
Investments in unaffiliated securities, at value
(cost—$136,969,420)(1)	$116,781,125

Investment in an affiliated security, at value
(cost—$11,653,903)	11,653,903

Total investments in securities, at value (cost—$148,623,323)		128,435,028

Cash		173,250 (2)

Receivable for investments sold		86,644

Receivable for shares of beneficial interest sold		156,512

Receivable for dividends and interest		386,176

Receivable for variation margin		15,925

Other assets		33,845

Total assets		129,287,380

Liabilities:
Payable for cash collateral from securities loaned		11,653,903

Payable for shares of beneficial interest repurchased		118,167

Payable for investments purchased		28,799

Payable to custodian		25,926

Payable to affiliates		7,056

Accrued expenses and other liabilities		176,947

Total liabilities		12,010,798

Net assets:
Shares of beneficial interest—$0.001 par value per share
(unlimited amount authorized)		161,796,205

Accumulated undistributed net investment income		2,324,874

Accumulated net realized loss from investment activities and futures		(26,607,147)

Net unrealized depreciation of investments and futures		(20,237,350)

Net assets		$117,276,582

(1)	Includes $11,532,536 of investments in securities on loan, at value.
(2)	Represents restricted cash of $173,250 delivered to broker as initial margin for futures contracts.

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2008 (unaudited)

Class A:
Net assets	$71,955,523

Shares outstanding	7,013,090

Net asset value per share	$10.26

Maximum offering price per share (net asset value plus sales charge of 2.50%)	$10.52

Class B:
Net assets	$491,636

Shares outstanding	48,077

Net asset value and offering price per share	$10.23

Class C:
Net assets	$15,558,440

Shares outstanding	1,539,361

Net asset value and offering price per share	$10.11

Class C-2:
Net assets	$2,052,039

Shares outstanding	202,690

Net asset value and offering price per share	$10.12

Class Y:
Net assets	$27,218,944

Shares outstanding	2,636,151

Net asset value and offering price per share	$10.33

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of operations

For the
six months ended
November 30, 2008
(unaudited)

Investment income:
Dividends	$1,864,997

Interest	5,158

Net securities lending income (includes $3,762 earned from
an affiliated entity)	4,822

1,874,977

Expenses:
Investment advisory and administration fees	153,618

Service fees—Class A	118,615

Service and distribution fees—Class B	2,408

Service and distribution fees—Class C	105,503

Service and distribution fees—Class C-2	10,377

Transfer agency and related service fees—Class A	98,983

Transfer agency and related service fees—Class B	894

Transfer agency and related service fees—Class C	10,998

Transfer agency and related service fees—Class C-2	2,444

Transfer agency and related service fees—Class Y	40,990

Professional fees	51,284

Custody and accounting fees	30,724

State registration fees	29,043

Reports and notices to shareholders	22,936

Licensing fees	7,682

Trustees’ fees	6,725

Insurance expense	4,145

Interest expense	1,218

Other expenses	4,741

703,328

Less: Expense reimbursements by advisor	(119,547)

Net expenses	583,781

Net investment income	1,291,196

Net realized and unrealized losses from investment activities:
Net realized losses from:
Investments	(1,129,132)

Futures	(390,682)

Net change in unrealized appreciation/depreciation of:
Investments	(65,078,992)

Futures	(41,858)

Net realized and unrealized loss from investment activities	(66,640,664)

Net decrease in net assets resulting from operations	$(65,349,468)

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of changes in net assets

	For the six
	months ended	For the
	November 30, 2008	year ended
	(unaudited)	May 31, 2008

From operations:
Net investment income	$1,291,196	$2,416,019

Net realized gain (loss) from investment activities
and futures	(1,519,814)	7,379,332

Foreign currency transactions	—	20

Net change in unrealized appreciation/depreciation
of investments and futures	(65,120,850)	(25,530,677)

Net decrease in net assets resulting from operations	(65,349,468)	(15,735,306)

Dividends and distributions to shareholders from:
Net investment income—Class A	—	(1,685,795)

Net investment income—Class B	—	(6,955)

Net investment income—Class C	—	(165,252)

Net investment income—Class C-2	—	(42,620)

Net investment income—Class Y	—	(593,692)

Net realized gains from investment activities—Class A	—	(3,145,372)

Net realized gains from investment activities—Class B	—	(39,173)

Net realized gains from investment activities—Class C	—	(728,250)

Net realized gains from investment activities—Class C-2	—	(114,661)

Net realized gains from investment activities—Class Y	—	(916,871)

Total dividends and distributions to shareholders	—	(7,438,641)

From beneficial interest transactions:
Net proceeds from shares sold	14,787,305	29,854,915

Cost of shares repurchased	(21,983,701)	(47,955,915)

Proceeds from dividends reinvested	—	7,276,560

Net decrease in net assets from beneficial
interest transactions	(7,196,396)	(10,824,440)

Redemption fees	13,189	8,701

Net decrease in net assets	(72,532,675)	(33,989,686)

Net assets:
Beginning of period	189,809,257	223,798,943

End of period	$117,276,582	$189,809,257

Accumulated undistributed net investment income	$2,324,874	$1,033,678

See accompanying notes to financial statements

(This page has been left blank intentionally)

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class A

	For the six
	months ended
	November 30, 2008
	(unaudited)

Net asset value, beginning of period	$15.88

Net investment income(1)	0.11

Net realized and unrealized gains (losses) from investment activities	(5.73)

Net increase (decrease) from operations	(5.62)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$10.26

Total investment return(2)	(35.39)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$71,956

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.70	%(3),(4)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	0.86	%(3),(4)

Net investment income to average net assets	1.74	%(4)

Portfolio turnover	3%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.

See accompanying notes to financial statements

Class A

For the years ended May 31,

2008		2007		2006	2005	2004

$17.80		$14.79		$13.86	$13.04	$11.19

0.21		0.20		0.18	0.19	0.13

(1.48)		3.03		0.93	0.81	1.82

(1.27)		3.23		1.11	1.00	1.95

(0.23)		(0.20)		(0.18)	(0.18)	(0.10)

(0.42)		(0.02)		—	—	—

(0.65)		(0.22)		(0.18)	(0.18)	(0.10)

$15.88		$17.80		$14.79	$13.86	$13.04

(7.26)%		21.93%		7.99%	7.62%	17.48%

$119,003		$145,590		$138,585	$143,288	$140,491

0.70	%(3)	0.70	%(3)	0.70%	0.70%	0.70%

0.75	%(3)	0.74	%(3)	0.82%	0.79%	0.84%

1.28%		1.26%		1.23%	1.41%	1.02%

2%		2%		4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class B

	For the six
	months ended
	November 30, 2008
	(unaudited)

Net asset value, beginning of period	$15.86

Net investment income(2)	0.09

Net realized and unrealized gains (losses) from investment activities	(5.72)

Net increase (decrease) from operations	(5.63)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$10.23

Total investment return(3)	(35.50)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$492

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.10	%(4),(5)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.29	%(4),(5)

Net investment income to average net assets	1.30	%(5)

Portfolio turnover	3%

(1)	Commencement of issuance of shares.
(2)	Calculated using the average shares method.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for periods of less than one year has not been annualized.
(4)	Includes interest expense of less than 0.01%.
(5)	Annualized.

See accompanying notes to financial statements

Class B

						For the period
For the years ended May 31,						November 7, 2003(1)
						through
2008		2007		2006	2005	May 31, 2004

$17.69		$14.64		$13.70	$12.89	$12.12

0.13		0.13		0.11	0.13	0.04

(1.47)		3.01		0.91	0.80	0.77

(1.34)		3.14		1.02	0.93	0.81

(0.07)		(0.07)		(0.08)	(0.12)	(0.04)

(0.42)		(0.02)		—	—	—

(0.49)		(0.09)		(0.08)	(0.12)	(0.04)

$15.86		$17.69		$14.64	$13.70	$12.89

(7.68)%		21.57%		7.48%	7.18%	6.70%

$999		$2,873		$6,771	$12,924	$18,595

1.10	%(4)	1.10	%(4)	1.10%	1.10%	1.10	%(5)

1.23	%(4)	1.18	%(4)	1.16%	1.15%	1.18	%(5)

0.83%		0.82%		0.80%	1.01%	0.59	%(5)

2%		2%		4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C

	For the six
	months ended
	November 30, 2008
	(unaudited)

Net asset value, beginning of period	$15.70

Net investment income(1)	0.06

Net realized and unrealized gains (losses) from investment activities	(5.65)

Net increase (decrease) from operations	(5.59)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$10.11

Total investment return(2)	(35.61)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$15,558

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.45	%(3),(4)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.51	%(3),(4)

Net investment income to average net assets	0.98	%(4)

Portfolio turnover	3%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.

See accompanying notes to financial statements

Class C

For the years ended May 31,

2008		2007		2006	2005	2004

$17.60		$14.63		$13.70	$12.89	$11.06

0.09		0.08		0.07	0.09	0.03

(1.47)		2.99		0.91	0.79	1.81

(1.38)		3.07		0.98	0.88	1.84

(0.10)		(0.08)		(0.05)	(0.07)	(0.01)

(0.42)		(0.02)		—	—	—

(0.52)		(0.10)		(0.05)	(0.07)	(0.01)

$15.70		$17.60		$14.63	$13.70	$12.89

(8.01)%		21.07%		7.18%	6.79%	16.68%

$26,432		$31,744		$29,967	$36,023	$41,204

1.45	%(3)	1.45	%(3)	1.45%	1.45%	1.45%

1.47	%(3)	1.46	%(3)	1.47%	1.49%	1.53%

0.53%		0.51%		0.47%	0.66%	0.27%

2%		2%		4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C-2

	For the six
	months ended
	November 30, 2008
	(unaudited)

Net asset value, beginning of period	$15.70

Net investment income(2)	0.09

Net realized and unrealized gains (losses) from investment activities	(5.67)

Net increase (decrease) from operations	(5.58)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$10.12

Total investment return(3)	(35.54)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,052

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.10	%(4),(5)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.21	%(4),(5)

Net investment income to average net assets	1.32	%(5)

Portfolio turnover	3%

(1)	Commencement of issuance of shares.
(2)	Calculated using the average shares method.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for periods of less than one year has not been annualized.
(4)	Includes interest expense of less than 0.01%.
(5)	Annualized.

See accompanying notes to financial statements

Class C-2

						For the period
For the years ended May 31,						November 7, 2003(1)
						through
2008		2007		2006	2005	May 31, 2004

$17.61		$14.62		$13.70	$12.89	$12.12

0.14		0.13		0.12	0.13	0.04

(1.47)		3.00		0.91	0.79	0.77

(1.33)		3.13		1.03	0.92	0.81

(0.16)		(0.12)		(0.11)	(0.11)	(0.04)

(0.42)		(0.02)		—	—	—

(0.58)		(0.14)		(0.11)	(0.11)	(0.04)

$15.70		$17.61		$14.62	$13.70	$12.89

(7.67)%		21.50%		7.54%	7.15%	6.70%

$4,062		$5,002		$5,071	$5,816	$6,862

1.10	%(4)	1.10	%(4)	1.10%	1.10%	1.10	%(5)

1.15	%(4)	1.14	%(4)	1.15%	1.19%	1.21	%(5)

0.88%		0.85%		0.83%	1.01%	0.60	%(5)

2%		2%		4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class Y

	For the six
	months ended
	November 30, 2008
	(unaudited)

Net asset value, beginning of period	$15.96

Net investment income(1)	0.13

Net realized and unrealized gains (losses) from investment activities	(5.76)

Net increase (decrease) from operations	(5.63)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$10.33

Total investment return(2)	(35.28)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$27,219

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.45	%(3),(4)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	0.65	%(3),(4)

Net investment income to average net assets	2.00	%(4)

Portfolio turnover	3%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Includes interest expense of less than 0.01%.
(4)	Annualized.
(5)	The advisor recouped expenses previously paid by the advisor on behalf of the Fund, not to exceed the expense cap.

See accompanying notes to financial statements

Class Y

For the years ended May 31,

2008		2007		2006	2005		2004

$17.90		$14.86		$13.93	$13.11		$11.24

0.26		0.25		0.22	0.23		0.15

(1.51)		3.05		0.92	0.80		1.84

(1.25)		3.30		1.14	1.03		1.99

(0.27)		(0.24)		(0.21)	(0.21)		(0.12)

(0.42)		(0.02)		—	—		—

(0.69)		(0.26)		(0.21)	(0.21)		(0.12)

$15.96		$17.90		$14.86	$13.93		$13.11

(7.07)%		22.34%		8.21%	7.83%		17.79%

$39,313		$38,589		$29,396	$24,105		$21,783

0.45	%(3)	0.45	%(3)	0.45%	0.45	%(5)	0.45%

0.60	%(3)	0.56	%(3)	0.67%	0.45%		0.45%

1.54%		1.52%		1.49%	1.67	%(5)	1.24%

2%		2%		4%	7%		16%

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS S&P 500 Index Fund (the “Fund”) is currently the sole series of UBS Index Trust (the “Trust”), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and was organized as a Delaware statutory trust on May 27, 1997.

Currently, the Fund offers Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

As of October 1, 2007, new or additional investments into Class B shares, including investments through an automatic investment plan, are not permitted. Existing shareholders of Class B shares may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding on October 1, 2007 and Class B shares acquired upon reinvestment of dividends and distributions or through exchanges, all Class B share attributes, including the associated Rule 12b-1 service plan and distribution fees, contingent deferred sales charges and conversion features will continue.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires Fund management to make

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective June 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
Description	securities (Level 1)	inputs (Level 2)	inputs (Level 3)	Total

Assets:
Securities	$115,586,125	$12,848,903	$—	$128,435,028

Liabilities:
Derivatives	49,055	—	—	49,055

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). The standard requires enhanced disclosures about the Fund’s derivative and hedging activities. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact that the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of oustanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Foreign currency translation—The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included on the Statement of operations.

The Fund does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as realized foreign currency transaction gain or loss for both financial reporting and income tax purposes. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Futures contracts—The Fund may use futures in strategies intended to simulate full investment in the S&P 500 Index stocks while retaining a cash balance for Fund management purposes. The Fund also may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return on realized gains. Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” generally are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. At November 30, 2008, the Fund owed UBS Global AM $9,904 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses of Class A, Class B, Class C, Class C-2 and Class Y shares at a level not to exceed 0.70%, 1.10%, 1.45%, 1.10% and 0.45%, respectively, through September 30, 2009 (excluding interest expense, if any). The Fund will repay UBS Global AM for any such waivers/reimbursements during the following three-year period to the extent that operating expenses are otherwise below the expense caps. For the six months ended November 30, 2008, UBS Global AM waived fees/reimbursed expenses of $119,547. At November 30, 2008, UBS Global AM owed the Fund $32,078 for fee waivers and/or expense reimbursements.

At November 30, 2008, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fee waivers/expense
reimbursements	Expires	Expires	Expires	Expires
subject to repayment	May 31, 2009	May 31, 2010	May 31, 2011	May 31, 2012

Class A	$180,839	$51,743	$67,342	$77,400

Class B	6,119	3,437	2,113	713

Class C	7,351	3,372	6,327	6,139

Class C-2	2,981	1,934	2,030	1,660

Class Y	60,706	37,948	56,242	33,635

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended November 30, 2008, the Fund paid brokerage commissions to Morgan Stanley in the amount of $22. During the six months ended November 30, 2008, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $88,532. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. There is no service or distribution plan with respect to the Fund’s Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at the annual rate of 0.40% of the average daily net assets of Class B and Class C-2, and 0.75% of the average daily net assets of Class C shares. At November 30, 2008, the Fund owed UBS Global AM—US $28,922 in service and distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM—US has informed the Fund that for the six months ended November 30, 2008, it earned $3,835, $162 and $125 in initial sales and deferred sales charges on Class A, Class B, and Class C shares, respectively.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Redemption fees
There is a redemption fee of 1.00% on any class of shares if an investor sells or exchanges shares less than 90 days after purchase, subject to certain exemptions as noted in the prospectus. For the six months ended November 30, 2008, redemption fees paid to the Fund were $13,189.

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

For the six months ended November 30, 2008, UBS Financial Services, Inc. received from PNC, not the Fund, $11,679 of total transfer agency and related service fees paid by the Fund to PNC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. As of November 19, 2008, State Street Bank & Trust Company is the Fund’s lending agent. Prior to November 19, 2008, UBS Securities LLC was the Fund’s lending agent. For the period ended November 19, 2008, UBS Securities LLC earned $421 in compensation as the Fund’s lending agent. At November 30, 2008, the Fund owed UBS Securities LLC $102 in compensation as the Fund’s lending agent. At November 30, 2008, the Fund had securities on loan having a market value of $11,532,536.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Bank line of credit
The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended November 30, 2008, the Fund had an average daily amount of borrowing of $2,294,220 for 7 days with a related weighted average annualized interest rate of 2.73%, which resulted in $1,218 of interest expense.

Purchases and sales of securities
For the six months ended November 30, 2008, aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $5,268,146 and $8,854,579, respectively.

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended May 31, 2008 was as follows:

Distributions paid from:	2008

Ordinary income	$2,494,314

Capital gains	4,944,327

The tax character of distributions paid to shareholders and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending May 31, 2009.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

At May 31, 2008, the Fund had a net capital loss carryforward of $12,062,595. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $5,536,090 in 2010 and $6,526,505 in 2011. The entire capital loss carryforward is from the acquisition of UBS Enhanced S&P 500 Fund on November 7, 2003. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. The Fund utilized $1,485,646 of the capital loss carryforward to offset realized gains for the year ended May 31, 2008.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized depreciation of investments at November 30, 2008 were as follows:

Tax cost of investments	$148,623,323

Gross unrealized appreciation	19,731,515

Gross unrealized depreciation	(39,919,810)

Net unrealized depreciation	$(20,188,295)

The Fund adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material changes to the beginning net asset value of the Fund.

As of and during the period ended November 30, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended May 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Fund for the year ended May 31, 2008.

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B

For the six months ended November 30, 2008:	Shares	Amount	Shares	Amount

Shares sold	876,382	$10,571,897	8	$79

Shares repurchased	(1,367,594)	(17,285,152)	(6,377)	(83,733)

Shares converted from Class B to Class A	8,565	117,361	(8,582)	(117,361)

Net decrease	(482,647)	$(6,595,894)	(14,951)	$(201,015)

	Class C		Class C-2

For the six months ended November 30, 2008:	Shares	Amount	Shares	Amount

Shares sold	88,979	$1,086,356	5,806	$56,000

Shares repurchased	(233,309)	(2,944,916)	(61,885)	(693,039)

Net decrease	(144,330)	$(1,858,560)	(56,079)	$(637,039)

	Class Y

For the six months ended November 30, 2008:	Shares	Amount

Shares sold	247,966	$3,072,385

Shares repurchased	(75,540)	(976,273)

Net increase	172,426	$2,096,112

	Class A		Class B

For the year ended May 31, 2008:	Shares	Amount	Shares	Amount

Shares sold	1,265,195	$20,753,402	191	$3,296

Shares repurchased	(2,305,406)	(38,360,168)	(31,795)	(541,823)

Shares converted from Class B to Class A	69,603	1,165,650	(69,918)	(1,165,650)

Dividends reinvested	287,849	4,709,213	2,151	35,199

Net decrease	(682,759)	$(11,731,903)	(99,371)	$(1,668,978)

UBS S&P 500 Index Fund

Notes to financial statements (unaudited)

	Class C		Class C-2

For the year ended May 31, 2008:	Shares	Amount	Shares	Amount

Shares sold	124,187	$2,047,780	339	$5,500

Shares repurchased	(297,283)	(4,843,969)	(35,117)	(557,072)

Dividends reinvested	53,543	869,547	9,443	153,069

Net decrease	(119,553)	$(1,926,642)	(25,335)	$(398,503)

	Class Y

For the year ended May 31, 2008:	Shares	Amount

Shares sold	428,971	$7,044,937

Shares repurchased	(213,483)	(3,652,883)

Dividends reinvested	91,876	1,509,532

Net increase	307,364	$4,901,586

UBS S&P 500 Index Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

Background—At a meeting of the board of UBS Index Trust (the “Trust”) on July 16, 2008, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Contract between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS S&P 500 Index Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund.

The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contract. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board reviewed how transactions in Fund assets are effected. The board also reviewed the Fund’s brokerage policies and practices, the standards applied in seeking best execution, policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board considered that UBS Global AM had entered into a written fee waiver/expense reimbursement agreement with the Fund pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the ordinary total operating expenses of each class would not exceed certain percentages (excluding interest expense, if any, and extraordinary items), through September 30, 2008. The board also considered that the Fund had agreed to repay UBS Global AM for any fees waived and/or reimbursed expenses to the extent that it can do so over the following three years without causing the Fund’s expenses in any of those three years to exceed these caps. Management noted that consideration of expense reimbursement arrangements extending into 2009 normally would be considered at the board’s next meeting in September. The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s advisory fees, the board also received information on UBS Global AM’s standard institutional account fees for accounts following various equity strategies. The board noted that, in general, these fees were higher than the Contractual Management Fee and Actual Management Fee for the Fund, but also noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of funds versus such accounts and the differences in the types of investments and levels of services required by funds and such accounts. The board also received information on fees charged to other funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile,

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

while its total expenses were in the fifth quintile for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Management explained that the Fund’s above median total expenses resulted primarily from higher transfer agency expenses, which were related to the Fund being distributed to a significant degree via a retirement platform and relatively low average shareholder account size balances. Management also noted that even though the Fund’s total expenses were in the fifth quintile, total expenses were still relatively close to the Expense Group median total expenses.

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-year and since inception periods ended April 30, 2008 and (b) annualized performance information for each year since the inception of the Fund through April 30, 2008. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance, including with respect to its benchmark index.

The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management noted that the Fund’s performance in comparison with its Performance Universe was correlated with the Fund’s relatively higher total expenses, which were the result of the Fund’s relatively small size and the size of its shareholder accounts. Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the fund. The board also received profitability information with respect to the entire UBS New York fund complex. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that, although the Fund’s assets have vacillated over time, when and to the extent the Fund’s assets have increased, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data and the Actual (as well as Contractual) Management Fee, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract to continue for another year. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2009